As filed with the U.S. Securities and Exchange Commission on August 16, 2010
File No. 002-73948
File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. __ [ ]
Post-Effective Amendment No. 119 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 120
(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)            (Zip Code)

Registrant’s Telephone Number, including Area Code (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
 (Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

[ X]           immediately upon filing pursuant to paragraph (b)
[  ]           on [Date] pursuant to paragraph (b)
[  ]           60 days after filing pursuant to paragraph (a)(1)
[  ]           on [Date] pursuant to paragraph (a)(1)
[  ]           75 days after filing pursuant to paragraph (a)(2)
[  ]           on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

WORLD EX U.S. VALUE PORTFOLIO

This Post-Effective Amendment No. 119/120 to Registration File Nos. 002-73948/811-03258 includes the following:

1.             FACING PAGE

2.             CONTENTS PAGE

3.	PART A -- Prospectus relating to the World ex U.S. Value Portfolio series of shares

4.	PART B -- Statement of Additional Information relating to the World ex U.S. Value Portfolio series of shares

5.	PART C -- Other Information

6.	SIGNATURES

PROSPECTUS

August 16, 2010
Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

Portfolio for Long-Term Investors:

World ex U.S. Value Portfolio

Institutional Class Shares

This Prospectus describes shares of the Portfolio which:

Is generally only available to institutional investors and clients of registered investment advisors.

Does not charge a sales commission or load.

The Portfolio described herein is not registered for sale in all states. Potential investors should call Dimensional Fund Advisors at
(512) 306-7400 or ask their financial advisors about the availability of the Portfolio in their states. The information contained herein is not an offer to sell or a solicitation of any offer to buy the Portfolio mentioned, and no offers or sales will be made, in any jurisdictions in which the offer or sale of this Portfolio is not qualified or otherwise exempt from regulation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

World ex U.S. Value Portfolio
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	2
Principal Risks	2
Performance	3
Investment Advisor/Portfolio Management	3
Purchase and Redemption of Fund Shares	3
Tax Information	4
Additional Information on Investment Objective and Policies	5
Approved Markets	6
Market Capitalization Weighted Approach	7
Portfolio Transactions	7
Other Information	8
Securities Loans	8
Management of the Fund	8
Dividends, Capital Gains Distributions and Taxes	10
Purchase of Shares	12
Cash Purchases	12
In-Kind Purchases	12
Policy Regarding Excessive or Short-Term Trading	13
Valuation of Shares	15
Net Asset Value	15
Public Offering Price	16
Exchange of Shares	16
Redemption of Shares	17
Redemption Procedure	17
Redemption of Small Accounts	18
In-Kind Redemptions	18
Disclosure of Portfolio Holdings	18
Delivery of Shareholder Documents	18
Service Providers	19

World ex U.S. Value Portfolio

INVESTMENT OBJECTIVE

The investment objective of the World ex U.S. Value Portfolio is to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management Fee 0.47%
Other Expenses 0.18%
Acquired Fund Fees and Expenses** 0.26%
Total Annual Fund Operating Expenses 0.91%
Fee Waiver (Recovery)*** 0.31%
Total Annual Fund Operating Expenses After Fee Waiver (Recovery) 0.60%

*        The World ex U.S. Value Portfolio is a new portfolio, so the operating expenses shown are based on anticipated fees and expenses for the fiscal year ending October 31, 2010.

**        Represents the amount of fees and expenses anticipated to be incurred by the Portfolio through its investments in other funds managed by the Advisor and other investment companies for the fiscal year ending October 31, 2010.

***   Pursuant to a Fee Waiver Agreement for the Portfolio, the Advisor has agreed to waive up to the full amount of the Portfolio’s management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e. the management fee remaining after the proportionate share of the Underlying Funds’ management fees have been offset) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) so that such Portfolio Expenses do not exceed 0.60% of the Portfolio’s average net assets on an annualized basis.  The Fee Waiver Agreement for the Portfolio will remain in effect through March 1, 2011, and may not be terminated by the Advisor prior to that date.

Example
This Example is meant to help you compare the cost of investing in the World ex U.S. Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years
$61	$259

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The World ex U.S. Value Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The World ex U.S. Value Portfolio seeks to achieve its investment objective through exposure to a broad portfolio of securities of non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging market countries in an earlier stage of development), that the Advisor believes to be value stocks at the time of purchase.  To achieve this exposure, the Advisor will generally purchase shares of The DFA International Value Series (the “DFA International Value Series”), DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the “Underlying Funds”), which are other funds managed by the Advisor. The Portfolio currently intends to allocate its investments among the Underlying Funds in the following manner: 50% to 80% in the DFA International Value Series; 5% to 20% in the DFA International Small Cap Value Portfolio; and 10% to 30% in the Dimensional Emerging Markets Value Fund.  In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities of companies that are described in this Prospectus as eligible investments for the Underlying Funds.  The Portfolio and Underlying Funds generally consider securities to be value stocks if they have a high book value in relation to their market value.  In assessing market value, the Advisor may consider additional factors such as price to cash flow or price earnings ratios as well as economic conditions and developments in the issuer’s industry.  The criteria the Advisor uses for assessing value are subject to change from time to time.  The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities when allocating Portfolio investments among the Underlying Funds or securities.

Using a market capitalization weighted approach, the DFA International Value Series invests in large value companies associated with developed market countries and the DFA International Small Cap Value Portfolio invests in small value companies associated with developed market countries.  Generally, the Advisor determines if a company is large or small based on its market capitalization.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of a company meeting the Advisor’s eligibility thresholds within an eligible country or region, the greater its representation in the Underlying Fund. The Advisor may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.  The Dimensional Emerging Markets Value Fund may purchase securities of value companies associated with emerging markets, including frontier markets, across all market capitalizations.  With respect to each Underlying Fund, the Advisor may limit or fix the Underlying Fund’s exposure to a particular country, region or issuer.

The Portfolio and each Underlying Fund intends to purchase stocks of companies associated with countries that the Advisor has identified as approved markets for investment for such Portfolio or Underlying Fund. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in securities of non-U.S. companies.

The Portfolio and Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts which may be domiciled or traded outside the issuer’s domicile country.

Each Underlying Fund is authorized to use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.  The Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the World ex U.S. Value Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among Underlying Funds.  There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the Underlying Funds’ investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

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Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the World ex U.S. Value Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the World ex U.S. Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.  Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the World ex U.S. Value Portfolio will be exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.  To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the World ex U.S. Value Portfolio because it has not yet commenced operations.  Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the World ex U.S. Value Portfolio and the Underlying Funds. The following portfolio managers are responsible for coordinating the day to day management of the Portfolio and Underlying Funds:

•           Karen E. Umland, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1998.
•           Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.
•           Joseph H. Chi, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.
•           Jed S. Fogdall, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the World ex U.S. Value Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

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TAX INFORMATION

The dividends and distributions you receive from the World ex U.S. Value Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The World ex U.S. Value Portfolio described in this Prospectus is designed for long-term investors.

The investment objective of the World ex U.S. Value Portfolio is to achieve long-term capital appreciation. The Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor though it also has the ability to invest directly in securities. The Portfolio seeks to achieve exposure to a broad portfolio of securities of non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), that the Advisor believes to be value stocks at the time of purchase by primarily purchasing shares of The DFA International Value Series (the “DFA International Value Series”), DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the “Underlying Funds”). Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).  In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry.  The criteria the Advisor uses for assessing value are subject to change from time to time.

The Portfolio typically allocates its investments among the Underlying Funds in the following manner: 50% to 80% in the DFA International Value Series; 5% to 20% in the DFA International Small Cap Value Portfolio; and 10% to 30% in the Dimensional Emerging Markets Value Fund.  The DFA International Value Series and DFA International Small Cap Value Portfolio invest in the securities of eligible companies using a market capitalization weighted approach to determine security weights and country weights. A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of a company within an eligible country, the greater its representation in the Underlying Fund.  The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities when allocating Portfolio investments among the Underlying Funds or securities.

The investment objective of each Underlying Fund is to achieve long-term capital appreciation.  The DFA International Value Series, using a market capitalization weighted approach, purchases value stocks of large non-U.S. companies in countries with developed markets that the Advisor has designated as Approved Markets for the Series.  The DFA International Small Cap Value Portfolio, using a market capitalization weighted approach, purchases value stocks of small non-U.S. companies in countries with developed markets that the Advisor has designated as Approved Markets for the Portfolio.  The Dimensional Emerging Markets Value Fund purchases emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, including frontier markets (emerging market countries in an earlier stage of development), that the Advisor has designated as Approved Markets for the Fund.  As of the date of this Prospectus, the DFA International Value Series and DFA International Small Cap Value Portfolio may invest in the stocks of companies associated with the following countries designated by the Advisor as Approved Markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Israel, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  With respect to the Dimensional Emerging Markets Value Fund, as of the date of this Prospectus, the Fund may invest in the following emerging markets countries that are designated by the Advisor as Approved Markets: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.  The Advisor will determine in its discretion when and whether to invest in markets that have been authorized as Approved Markets for each Underlying Fund, depending on a number of factors, such as asset growth in the Underlying Fund and characteristics of each such market.  The Investment Committee of the Advisor also may authorize other markets for investment in the future, in addition to the Approved Markets identified above, or may remove one or more markets from the list of Approved Markets for an Underlying Fund. Also, an Underlying Fund may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.  For a description of the securities approved for investment, see “Approved Markets.”

With respect to the DFA International Value Series and DFA International Small Cap Value Portfolio, in the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the DFA International Value Series with respect to each country or region and the maximum market capitalization of a small company that may be purchased by the DFA International Small Cap Value Portfolio with respect to each country or region. As of December 31, 2009, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests was $1,405 million, and the highest maximum market capitalization of a small company in any country in which the DFA International Small Cap Value Portfolio invests was $3,769 million.  These thresholds will vary by country or region. For example, as of December 31, 2009, the Advisor considered a large company in the European Monetary Union (EMU) to have a market capitalization of at least $3,769 million, a large company in Australia to have a

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market capitalization of at least $2,010 million and a large company in Japan to have a market capitalization of at least $1,405 million.  In contrast, the Advisor considered a small company in the United Kingdom to have a market capitalization below $3,330 million, a small company in Hong Kong to have a market capitalization below $2,000 million, and a small company in Japan to have a market capitalization below $1,405 million. These dollar amounts will change due to market conditions.  The DFA International Value Series and DFA International Small Cap Value Portfolio each intend to purchase securities in each applicable country using a market capitalization approach.  The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalization of eligible companies within each country.  See “Market Capitalization Approach.”  As a result, the weightings of certain countries in the DFA International Value Series and DFA International Small Cap Value Portfolio may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

In determining what emerging market countries are eligible markets for the Dimensional Emerging Markets Value Fund, the Advisor may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Dimensional Emerging Markets Value Fund.  Pending the investment of new capital in Approved Markets securities, the Dimensional Emerging Markets Value Fund will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Dimensional Emerging Markets Value Fund, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Fund does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances.

In addition to, or in place of, investments in the Underlying Funds, the World ex U.S. Value Portfolio also is permitted to invest directly in the same types of securities of companies that are described in this Prospectus as eligible investments for the Underlying Funds.

The value criteria used by the Advisor, as described above, generally apply at the time of purchase by the Portfolio or an Underlying Fund.  The Portfolio and Underlying Funds are not required to dispose of a security if the security’s issuer does not meet current value criteria.  Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company.  Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.  See “Portfolio Transactions.”

Each Underlying Fund may enter into futures contracts and options on futures contracts for equity securities and indices.  The World ex U.S. Value Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Approved Markets

The Underlying Funds and the Portfolio invest in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including nonvoting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. An Underlying Fund or the Portfolio will consider for purchase securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (h) securities included in the Portfolio’s benchmark index.  Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

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Market Capitalization Weighted Approach

The portfolio structures of the DFA International Value Series and DFA International Small Cap Value Portfolio, involve market capitalization weighting in determining individual security weights and country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of an Underlying Fund to a particular issuer to a maximum proportion of the assets of the Underlying Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots.  Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in an Underlying Fund may be acquired in exchange for the issuance of shares. See “PURCHASE OF SHARES—In Kind Purchases.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by an Underlying Fund.  Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of an Underlying Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

Portfolio Transactions

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Portfolio and Underlying Funds.

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Other Information

Commodity Pool Operator Exemption
The Portfolio and Underlying Funds are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Fund of Funds Portfolio Turnover
Because the World ex U.S. Value Portfolio is new, information about its portfolio turnover rate is not yet available.  Future disclosure of the portfolio turnover rate provided for the Portfolio under the heading “Portfolio Turnover” will be unaudited. The portfolio turnover rate will be derived from the portfolio turnover rate of the Underlying Funds in which the Portfolio invests.

SECURITIES LOANS

The Portfolio and the Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income.  While the Portfolio or an Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio or Underlying Fund.  The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio or Underlying Fund’s total assets, which includes the value of collateral received. To the extent the Portfolio or Underlying Fund loans a portion of its securities, the Portfolio or Underlying Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to its stated investment policies, the Portfolio or Underlying Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Underlying Funds may also invest such collateral in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

In addition, the Portfolio or Underlying Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.  The Portfolio or Underlying Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio or Underlying Fund knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc. (the “Fund”), Dimensional Emerging Markets Value Fund or The DFA Investment Trust Company could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending” for a discussion of the risks related to securities lending.

MANAGEMENT OF THE FUND

The Advisor serves as investment advisor to the World ex U.S Value Portfolio and each of the Underlying Funds. Pursuant to an Investment Advisory Agreement with the Portfolio and each Underlying Fund, the Advisor is responsible for the management of their respective assets.  The Portfolio and Underlying Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually.  As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolio and Underlying Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee.  Stephen A. Clark, Karen E. Umland, Joseph H. Chi and Jed S. Fogdall each serve as a portfolio manager of the Portfolio and Underlying Funds and coordinate the efforts of all other portfolio managers with respect to the day to day management of the Portfolio and Underlying Funds.

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Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined the Advisor as a Portfolio Manager in 2001 and has been responsible for the portfolio management group since January 2006.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.

Mr. Chi is a Portfolio Manager and Vice President of the Advisor. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a Portfolio Manager in 2005 and has been responsible for the international equity portfolios since 2010.

Mr. Fogdall is a Portfolio Manager and Vice President of the Advisor. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a Portfolio Manager in 2004 and has been responsible for the international equity portfolios since 2010.

The Portfolio’s Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolio and Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board of Directors approving the investment management agreement with respect to the Portfolio will be available in future annual or semi-annual reports for the Portfolio.

The Fund bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain portfolios of the Fund.  Expenses allocable to a particular portfolio of the Fund are so allocated. The expenses of the Fund which are not allocable to a particular portfolio are to be borne by each portfolio of the Fund on the basis of its relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”).  As of June 30, 2010, assets under management for all Dimensional affiliated advisors totaled approximately $161 billion.

Management Fees

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by the Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2010. The “Management Fee” listed in the table for the Portfolio provides the investment advisory fee that is payable by the Portfolio to the Advisor.

Investment Services—the World ex U.S. Value Portfolio, DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia, Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the World ex U.S. Value Portfolio, DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund. DFA Australia’s duties include the maintenance of a trading desk for the Portfolio and each Underlying Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the World ex U.S. Value Portfolio, DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and Underlying Funds and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio and each Underlying Fund as well as making recommendations and elections on corporate actions.

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Investment Services—the World ex U.S. Value Portfolio, DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund

Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 7 Down Street, London, W1J7AJ, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the World ex U.S. Value Portfolio, DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund. DFAL’s duties include the maintenance of a trading desk for the Portfolio and each Underlying Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the World ex U.S. Value Portfolio, DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and Underlying Funds and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio and Underlying Funds as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

Fee Waiver Agreement

Pursuant to a Fee Waiver Agreement for the Portfolio, the Advisor has agreed to waive up to the full amount of the Portfolio’s management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the “Underlying Funds”).

In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e. the management fee remaining after the proportionate share of the Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) so that such Portfolio Expenses do not exceed 0.60% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).  The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through March 1, 2011, and may not be terminated by the Advisor prior to that date.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. The World ex U.S. Value Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The Portfolio may also make an additional dividend distribution from net investment income in October of each year. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of the Portfolio’s normal investment activities and cash flows. During a time of economic downturn, the Portfolio may experience capital losses and unrealized depreciation in value

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of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Portfolio may experience a current year loss, it may nonetheless distribute prior year capital gains.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you select one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.
Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.
Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. Also, unless otherwise indicated, the discussion below with respect to the Portfolio includes its pro rata share of the income of its Underlying Funds.  In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover rate. With respect to taxable years of the Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

The Portfolio may be subject to foreign withholding taxes on income from foreign securities. If at the end of its fiscal year more than 50% in value of the total assets of the Portfolio, including those attributable to the Portfolio from the Underlying Funds classified as partnerships, are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes treated as paid by the Portfolio.  If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two portfolios. Any loss incurred on the sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, the Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, you may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

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Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from long-term capital gains, if any, and, with respect to taxable years of the Portfolio that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.  Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio. Prospective investors should also consult the statement of additional information.

PURCHASE OF SHARES

Cash Purchases

Investors may purchase shares of the Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor have been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (World ex U.S. Value Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of the Portfolio by check should send their check to DFA Investment Dimensions Group Inc. (World ex U.S. Value Portfolio), c/o BNY Mellon Investment Servicing (US) Inc., Attn: Mail Stop F4-F760-1A-J, 760 Moore Road, King of Prussia, PA 19406.

Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or  redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio (or its corresponding Underlying Funds) or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Fund’s policies or procedures or in exchange for local currencies in which such securities are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Portfolio with local currencies should first contact the Advisor.

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The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Underlying Funds) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio or an Underlying Fund, may not exceed 5% of the net assets of the Portfolio or Underlying Fund immediately after the transaction.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the holdings of the Portfolio may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Portfolio’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”).  Such delays may occur because the Portfolio has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio calculates its net asset value. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Portfolio calculates its net asset value.  There is a possibility that arbitrage market timing may dilute the value of the Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

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Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchase blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Underlying Fund.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolio and Underlying Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

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Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur. The Portfolio and Underlying Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of the Portfolio and the net asset value per share of each Underlying Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the investments and other assets of the Portfolio or an Underlying Fund less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of the Portfolio will fluctuate in relation to its own investment experience and the investment experience of the Underlying Funds in which the Portfolio invests. Securities held by the Portfolio and Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolio and Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolio and Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolio and Underlying Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolio and Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio and Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that the Portfolio or an Underlying Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors or Trustees, than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Portfolio and Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours before the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Foreign Equity Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be

15

unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Foreign Equity Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Foreign Equity Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Portfolio or an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio or Underlying Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or an Underlying Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio and Underlying Funds using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Because the Portfolio and Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolio and Underlying Funds do not price their shares, the net asset values of the Portfolio and such Underlying Funds may change on days when shareholders will not be able to purchase or redeem shares.

The Portfolio and Underlying Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading.

Certain of the securities holdings of the Portfolio in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolio or an Underlying Fund is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Subdesignees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Subdesignee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange shares of the Portfolio for shares of another portfolio in the Fund or a portfolio of Dimensional Investment Group Inc., an open-end investment management company.  Investors should first contact the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed exchange, and then send a letter of instruction to: DFA Investment Dimensions Group Inc.  A letter of instruction for an exchange of shares may be sent by mail to the following: Attn: Client Operations, 6300 Bee Cave Road, Building One, Austin, TX 78746. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary for information regarding exchanges.

16

The minimum amount for an exchange is $100,000. Exchanges are accepted into those portfolios that are eligible for the exchange privilege.  Investors may contact the Advisor at the above-listed phone number for more information on such exchanges, for a list of those portfolios that accept exchanges, and to request a copy of the prospectuses of other portfolios of the Fund or Dimensional Investment Group Inc.  There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must first contact the Advisor at (888) 576-1167 or (512) 306-7400. Shareholders who invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding redemption procedures. The Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable), or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

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Redemption of Small Accounts

The Fund reserves the right to redeem an account if the value of the shares in the Portfolio is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for the Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Underlying Funds in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Portfolio reserves the right to redeem its shares in the currencies in which its investments (and, the currencies in which the investments of the corresponding Underlying Funds) are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio and Underlying Funds generally will disclose up to their 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or an Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within 20 days after the end of each month. The Portfolio and Underlying Funds also generally will disclose their complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio and Underlying Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 6300 Bee Cave Road, Building One Austin, TX 78746 Tel. No. (512) 306-7400	Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005

Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 7 Down Street London W1J7AJ United Kingdom Tel. No. (20) 7016-4500	Accounting Services, Dividend Disbursing and Transfer Agent BNY MELLON INVESTMENT SERVICING (US) INC. (formerly, PNC Global Investment Servicing (U.S.) Inc.) 301 Bellevue Parkway Wilmington, DE 19809

DFA AUSTRALIA LIMITED Level 43 Gateway 1 Macquarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Legal Counsel STRADLEY RONON STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and the Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•
Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
6300 Bee Cave Road, Building One
Austin, TX 78746
      (512) 306-7400

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

WORLD EX U.S. VALUE PORTFOLIO

DFA Investment Dimensions Group Inc.

6300 Bee Cave Road, Building One, Austin, TX 78746
Telephone:  (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

August 16, 2010

This statement of additional information (“SAI”) relates to the shares of World ex U.S. Value Portfolio (the “Portfolio”) of DFA Investment Dimensions Group Inc. (the “Fund,” or “DFAIDG”), an open-end management investment company.

This SAI is not a prospectus but should be read in conjunction with the Prospectus of the Portfolio, dated August 16, 2010, as amended from time to time.  As of August 16, 2010, the Portfolio had not yet commenced operations.  No financial information is shown for the Portfolio in the Fund’s annual report for the fiscal year ended October 31, 2009.  The Prospectus can be obtained by writing to the Fund at the above address or by calling the above telephone number.

TABLE OF CONTENTS
PORTFOLIO CHARACTERISTICS AND POLICIES
INVESTMENT LIMITATIONS
BROKERAGE TRANSACTIONS
FUTURES CONTRACTS
FORWARD FOREIGN CURRENCY TRANSACTIONS
CASH MANAGEMENT PRACTICES
CONVERTIBLE DEBENTURES
EXCHANGE TRADED FUNDS
DIRECTORS AND OFFICERS
SERVICES TO THE FUND
ADVISORY FEES
PORTFOLIO MANAGERS
GENERAL INFORMATION
CODE OF ETHICS
SHAREHOLDER RIGHTS
PRINCIPAL HOLDERS OF SECURITIES
PURCHASE OF SHARES
REDEMPTION AND TRANSFER OF SHARES
TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS
PROXY VOTING POLICIES
DISCLOSURE OF PORTFOLIO HOLDINGS
FINANCIAL STATEMENTS
PERFORMANCE DATA

1 1 2 3 4 4 5 5 6 16 17 17 20 20 20 20 20 21 21 33 34 36 36

  ii

PORTFOLIO CHARACTERISTICS AND POLICIES

The World ex U.S. Value Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”).  As of the date of this SAI, the Portfolio invests in The DFA International Value Series, a series of The DFA Investment Trust Company (the “Trust”); the DFA International Small Cap Value Portfolio, a series of the Fund; and Dimensional Emerging Markets Value Fund (“DEM”) (collectively, the “Underlying Funds”).  Dimensional serves as investment advisor to the Portfolio and the Underlying Funds.  Dimensional is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

The following information supplements the information set forth in the Prospectus.  Unless otherwise indicated, the following information applies to the Portfolio and all of the Underlying Funds.

The Portfolio and each of the Underlying Funds is diversified under the federal securities laws and regulations.

Because the structure of certain Underlying Funds is based on the relative market capitalizations of eligible holdings, it is possible that those Underlying Funds might include at least 5% of the outstanding voting securities of one or more issuers.  In such circumstances, the Portfolio, the Underlying Fund and the issuer may be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus that amount of any borrowings for investment purposes, will be invested in a specific type of investment.  Additionally, if the Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.  For more information on the Portfolio’s specific 80% policy, see the “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio.  A “majority” is defined as the lesser of:  (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio will not:

(1)
borrow money, except to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)
make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)
purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)
purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act; or

(8)
concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

The investment limitations set forth above only relate to the Portfolio. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Portfolio. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.  The Portfolio does not currently intend to borrow money for investment purposes.

The investment limitations described in (5) and (8) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds. In applying the investment limitations described in (5) and (8) above, the Portfolio will look through to the security holdings of the Underlying Funds in which it invests.

The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of the Portfolio’s net assets.

Notwithstanding any of the above investment limitations, the Portfolio may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by the Portfolio to be advisable.  The Portfolio would “look though” any such vehicle or subsidiary to determine compliance with its investment restrictions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s investments apply only at the time that a transaction is undertaken.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Portfolio and Underlying Funds with respect to brokerage commissions.  The Portfolio and Underlying Funds will incur brokerage costs when engaging in portfolio transactions for securities.  However, the Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the Underlying Funds.

Portfolio transactions will be placed with a view to seeking the best price and execution.  The Portfolio and Underlying Funds will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view.  The Advisor monitors the performance of brokers which effect transactions for the Portfolio and Underlying Funds to determine the effect that their trading has on the market prices of the securities in which the Portfolio and Underlying Funds invest.  The Advisor also checks the rate of commission being paid by the Portfolio and Underlying Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio or Underlying Fund shares.   The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees/Directors of DFAIDG, DEM and the Trust, is prohibited from selecting brokers and dealers to effect securities transactions for a Portfolio or Underlying Fund based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio, an Underlying Fund or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis.  As deemed appropriate, the Advisor places buy and sell orders for the Portfolio and Underlying Funds with various brokerage firms that may act as principal or agent.  The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods.  The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor's execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.  The investment advisory agreements of the Portfolio and Underlying Funds permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management.  Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolio and Underlying Funds.

FUTURES CONTRACTS

Each Underlying Fund may enter into futures contracts and options on futures contracts to gain market exposure on the Underlying Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price.  Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The Underlying Funds will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts.  Minimal initial margin requirements are established by the futures exchange and FCMs may establish margin requirements which are higher than the exchange requirements.  After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required.  Conversely, a reduction in the required margin would result in a repayment of excess margin to the custodial accounts of the Underlying Fund.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  The Underlying Funds expect to earn income on their margin deposits.  Each Underlying Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)):  (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that an Underlying Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that an Underlying Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Underlying Fund would continue to be required to make variation margin deposits.  In such circumstances, if the Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so.  Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.  Pursuant to published positions of the SEC and interpretations of the staff of the SEC, the Underlying Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.  These requirements are designed to limit the amount of leverage the Underlying Funds may use by entering into futures transactions.

FORWARD FOREIGN CURRENCY TRANSACTIONS

Each Underlying Fund may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates.  The Underlying Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

Each Underlying Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency.  In addition, an Underlying Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

CASH MANAGEMENT PRACTICES

The Portfolio and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable.  For example, in the case of the Dimensional Emerging Markets Value Fund, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

The Portfolio and Underlying Funds may invest cash in short-term repurchase agreements.  In addition, the following cash investments are permissible for the Portfolio and Underlying Funds:

Portfolio	Permissible Cash Investments*	Percentage Guidelines**
World ex U.S. Value Portfolio	Money market instruments; highly liquid debt securities; freely convertible currencies; affiliated and unaffiliated registered and unregistered money market funds***	20%

Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
DFA International Value Series	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA International Small Cap Value Portfolio	Index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%
Dimensional Emerging Markets Value Fund	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	10%

*
With respect to fixed income instruments, except in connection with corporate actions, the Portfolio and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations but the Portfolio and Underlying Funds do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

The Portfolio and each Underlying Fund may each invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries in which it is permitted to invest.  Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock.  These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  While providing a fixed income stream (generally higher in yield than the income derived from a common stock, but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which the debenture is convertible.  As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock.  To obtain such a higher yield, the Portfolio or Underlying Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock.  Common stock acquired by the Portfolio or Underlying Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio or Underlying Fund with opportunities that are consistent with the its  investment objective and policies.

EXCHANGE TRADED FUNDS

The Portfolio and Underlying Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.  An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed, and traded similar to a publicly traded company.  The risks and costs of investing in ETFs are comparable to investing in a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  When the Portfolio or an Underlying Fund invests in an ETF, shareholders of the Portfolio or Underlying Fund (including the Portfolio) bear their proportionate share of the underlying ETF’s fees and expenses.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund.  The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund.  The Board of Directors of the Fund is comprised of two interested Directors and five disinterested Directors.  David G. Booth, an interested Director, is Chairman of the Board.  The Board has not found it necessary to appoint a lead disinterested Director because it believes that the existing structure of the Board allows for effective communication among the disinterested Directors, between the disinterested Directors and interested Directors, as well as between the disinterested Directors and management.  The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the two interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided at least two weeks prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items.  In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board.  The Board of the Fund meets in person at least four times each year and by telephone at other times.  At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”) that are composed entirely of disinterested Directors.  As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies, the selection and nomination of candidates to the Fund’s Board and the review of the investment performance of the series of the Fund and the performance of the Fund’s service providers.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith.  The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board.  The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board.  There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2009.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith.  The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board.  The Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.  There were no Nominating Committee meetings held for the Fund during the fiscal year ended October 31, 2009.

                The Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes.  The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers.  There were six Performance Committee meetings held for the Fund during the fiscal year ended October 31, 2009.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor.  These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor.  In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings.  The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios.  To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s Administrative and Accounting Agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks.  As required under SEC rules, the disinterested Directors meet at least quarterly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board.  The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor.  Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.  The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members.  A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that:  (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee.  Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746.  The Qualifying Fund Shareholder’s letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae.  The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.  The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board.  The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders.  The Board noted that each Director had professional experience in areas of importance for investment companies.  The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting.  The Board also noted that John P. Gould, Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies.  In addition, the Board considered that David G. Booth and Eduardo A. Repetto contributed valuable experience due to their positions with the Advisor.  Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	88 portfolios in 4 investment companies	None
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 71	Director	Since 1986
Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965).  Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004).  Formerly, Director of UNext Inc. (1999-2006). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).
				88 portfolios in 4 investment companies	Trustee, Harbor Funds (registered investment company) (28 Portfolios) (since 1994).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 67	Director	Since 1981
Professor in Practice of Finance, Yale School of Management (since 1984). Consultant to Morningstar, Inc. (since 2006).  Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).  Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).
				88 portfolios in 4 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 68	Director	Since 1981
Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009).  Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004).
			88 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980). Formerly, Director, Chicago Mercantile Exchange (2001-2008).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 57	Director	Since 2000
Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).
88 portfolios in 4 investment companies
Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (52 portfolios) (since 2009).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name Address and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 63	Chairman, Director, President and Co-Chief Executive Officer	Since 1981
Chairman, Director/Trustee, President, Co-Chief Executive Officer and, formerly, Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (until 3/30/2007).  Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company).  Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC.

				88 portfolios in 4 investment companies	None
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 43	Director, Co-Chief Executive Officer and Chief Investment Officer	Since 2009
Co-Chief Executive Officer (beginning January 2010), Chief Investment Officer (beginning March 2007) and formerly, Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Fund Advisors Canada ULC; Director of all such entities except Dimensional Fund Advisors LP and DFA Securities LLC.  Chief Investment Officer, Vice President and Director of DFA Australian Limited.  Director, Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Funds II PLC.
				88 portfolios in 4 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2
Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include:  the Fund; Dimensional Investment Group Inc.; the Trust; and DEM.  Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio and in all registered investment companies in the DFA Fund Complex as of December 31, 2009, is set forth in the chart below.  Because the Portfolio has not yet commenced operations prior to the date of this SAI, the Directors do not own any shares of the Portfolio.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
John P. Gould	None	None Directly; Over $100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Myron S. Scholes	None	$50,001-$100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Directors:
David G. Booth	None	Over $100,000
Eduardo A. Repetto	None	Over $100,000

**           As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds.  Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2009 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal period.  The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2009.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$99,974	N/A	N/A	$175,000
John P. Gould Director	$99,974	N/A	N/A	$175,000
Roger G. Ibbotson Director	$105,551	N/A	N/A	$185,000
Robert C. Merton** Director	$99,974	N/A	N/A	$175,000
Myron S. Scholes Director	$99,974	N/A	N/A	$175,000
Abbie J. Smith Director	$99,974	N/A	N/A	$175,000
Christopher S. Crossan Chief Compliance Officer	$196,702	N/A	N/A	N/A

†
The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*           Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”).  Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”).  The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds.  Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director.  The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2009 is as follows:  $185,000 (Mr. Ibbotson); $25,000 (Mr. Scholes); and $25,000 (Ms. Smith).  A disinterested Director’s deferred compensation will be distributed at the earlier of:  (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

**	Mr. Merton resigned from the Board effective December 1, 2009.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund.  The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746.  Each of the officers listed below holds the same office (except as otherwise noted) in the following entities:  Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, the Fund, Dimensional Investment Group Inc., the Trust, and DEM (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 47	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008).
Darryl D. Avery Age: 43	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow Age: 54	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).
Valerie A. Brown Age: 43	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
David P. Butler Age: 45	Vice President	Since 2007
Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).

Joseph H. Chi Age: 43	Vice President	Since 2009
Vice President of all the DFA Entities.  Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005).

Stephen A. Clark Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities.
Robert P. Cornell Age: 60	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).
Christopher S. Crossan Age: 44	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Age: 53	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Age: 52	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Peter F. Dillard Age: 38	Vice President	Since 2010
Vice President of all the DFA Entities.  Research Associate for Dimensional Fund Advisors, LP (since August 2008).  Formerly, Research Assistant for DFA from April 2006 – August 2008.  Prior to April 2006, Manager at Hilton Hotels Corp. (September 2004 – April 2006).

Robert W. Dintzner Age: 39	Vice President	Since 2001	Vice President of all the DFA Entities. Chief Communications Officer (since 2010).
Beth Ann Dranguet Age: 39	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since July 2007). Formerly, Associate at Vinson & Elkins LLP (September 1999 – July 2007).
Kenneth Elmgren Age: 55	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Age: 44	Vice President and Assistant Secretary	Since 1998
Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008).  Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 49	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Age: 38	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004).
Glenn S. Freed Age: 48	Vice President	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Age: 39	Vice President	Since 2009
Vice President of all the DFA Entities.  Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006).  Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).

Mark R. Gochnour Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.
Henry F. Gray Age: 42	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
John T. Gray Age: 35	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).
Joel H. Hefner Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).
Julie C. Henderson Age: 35	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin B. Hight Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).
Christine W. Ho Age: 42	Vice President	Since 2004	Vice President of all the DFA Entities.
Jeff J. Jeon Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities.
Patrick M. Keating Age: 55	Vice President	Since 2003
Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

David M. Kershner Age: 38	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).
Joseph F. Kolerich Age: 38	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).
Michael F. Lane Age: 42	Vice President	Since 2004	Vice President of all the DFA Entities.
Kristina M. LaRusso Age: 34	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Juliet H. Lee Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).
Apollo D. Lupescu Age: 40	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).
Kenneth M. Manell Age: 37	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since September 2006). Formerly, Assistant General Counsel at Castle & Cooke (January 2004 – September 2006).
Aaron M. Marcus Age: 39	Vice President and Head of Global Human Resources	Since 2008
Vice President of all the DFA Entities and Head of Global Human Resources of Dimensional Fund Advisors LP.  Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Age: 53	Vice President, Chief Financial Officer and Treasurer	Since 2007
Vice President, Chief Financial Officer and Treasurer of all the DFA Entities.  Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited.  Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC.  Director of Dimensional Funds PLC and Dimensional Funds II PLC.  Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Age: 45	Vice President and Secretary	Vice President since 1997 and Secretary since 2000
Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively).

Christian Newton Age: 34	Vice President	Since 2009
Vice President of all the DFA Entities.  Web Services Manager for Dimensional Fund Advisors LP (since January 2008).  Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.

Carolyn L. O Age: 35	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since September 2007). Prior to September 2007, Associate at K&L Gates LLP (January 2004 – September 2007).
Gerard K. O’Reilly Age: 33	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006).
Daniel C. Ong Age: 36	Vice President	Since 2009
Vice President of all the DFA Entities.  Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).  Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Kyle K. Ozaki Age: 31	Vice President	Since 2010
Vice President of all the DFA Entities.  Senior Compliance Officer for Dimensional Fund Advisors LP (since January 2008).  Formerly, Compliance Officer (February 2006 – December 2007) and Compliance Analyst (August 2004 – January 2006).

Carmen Palafox Age: 35	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya K. Park Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities.
David A. Plecha Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Michael J. Porter Age: 43	Vice President	Since 2010
Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since October 2006).  Formerly, Vice President, Client Services at Metropolitan West Asset Management (July 2001 – August 2006).

Theodore W. Randall Age: 36	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).
L. Jacobo Rodríguez Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005)
Julie A. Saft Age: 50	Vice President	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional Fund Advisors LP (since July 2008). Formerly, Senior Manager at Vanguard (November 1997 – July 2008).
David E. Schneider Age: 64	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services of Dimensional Fund Advisors LP.
Walid A. Shinnawi Age: 48	Vice President	Since 2010	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since March 2006). Formerly, Senior Director at Moody’s KMV (1999-March 2006).
Bruce A. Simmons Age: 45	Vice President	Since 2009
Vice President of all the DFA Entities.  Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007).  Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).

Ted R. Simpson Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since December 2002).
Bryce D. Skaff Age: 35	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (December 1999 to January 2007).
Grady M. Smith Age: 53	Vice President	Since 2004	Vice President of all the DFA Entities.
Carl G. Snyder Age: 46	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Age: 62	Vice President	Since 2004	Vice President of all the DFA Entities.
Bradley G. Steiman Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Age: 51	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).
Karen E. Umland Age: 43	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Age: 43	Vice President	Since 2009
Vice President of all the DFA Entities.  Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008 – January 2009); Consultant to Dimensional Fund Advisors LP (September 2005 – July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005 – July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997 – 2005).

Brian J. Walsh Age: 40	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Weston J. Wellington Age: 58	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Age: 64	Vice President	Since 2001
Vice President of all the DFA Entities. Previously, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan J. Wiley Age: 33	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).
Paul E. Wise Age: 54	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004).

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

Because this Portfolio has not been offered prior to the date of this SAI, the Directors and officers as a group owned less than 1% of the outstanding shares of the Portfolio.

SERVICES TO THE FUND

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing, and transfer agent for the Portfolio and the Underlying Funds.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the Portfolio and Underlying Funds pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets in the Fund Complex, which includes four registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Portfolio and Underlying Funds under the fee schedule are allocated to each such Portfolio and Underlying Fund based on their pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolio is also subject to a monthly fee of $1,000 and each Underlying Fund is also subject to a monthly fee of $2,083.

The Portfolio and Underlying Funds also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

Custodian

Citibank, N.A., 111 Wall Street, New York, New York, 10005, serves as the global custodian for the Portfolio and Underlying Funds.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor.  DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority.  The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares.  Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered.  No sales charges are paid by investors or the Fund.  No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund.  Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Portfolio and Underlying Funds.  PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor.  Mr. Booth also serves as Director and officer of the Fund.  For the services it provides as investment advisor to the Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.  As of the date of this SAI, the Portfolio has not commenced operations, so the Portfolio has not paid any management fees.

Pursuant to a Fee Waiver Agreement for the Portfolio, the Advisor has agreed to waive up to the full amount of the Portfolio’s management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the “Underlying Funds”).

In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e. the management fee remaining after the proportionate share of the Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) so that such Portfolio Expenses do not exceed 0.60% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).  The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through March 1, 2011, and may not be terminated by the Advisor prior to that date.

As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio, including running buy and sell programs based on the parameters established by the Investment Committee.  Stephen A. Clark, Karen E. Umland, Joseph H. Chi and Jed S. Fogdall are the portfolio managers that coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolio.  Because the Portfolio has not commenced operations prior to the date of the SAI, the portfolio managers did not own any shares of the Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage.  The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market.  Each portfolio manager’s compensation consists of the following:

·	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

·	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time by the Board of Directors of the Advisor or its delegates.  Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan.  The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations.  Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolio, the portfolio managers manage:  (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered mutual funds; and (iii) other accounts managed for organizations and individuals.  The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Stephen A. Clark
·88 U.S. registered mutual funds with $104,620 million in total assets under management.
·23 unregistered pooled investment vehicles with $23,160 million in total assets under management.  Out of these unregistered pooled investment vehicles, one client with an investment of $211 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.
·70 other accounts with $7,541 million in total assets under management of which one account with $561 million in assets may be subject to a performance fee.

Karen E. Umland
·40 U.S. registered mutual funds with $45,275 million in total assets under management.
·5 unregistered pooled investment vehicles with $939 million in total assets under management.
·19 other accounts with $4,096 million in total assets under management of which one account with $561 million in assets may be subject to a performance fee.

Joseph H. Chi
·40  U.S. registered mutual funds with $45,275 million in total assets under management.
·5    unregistered pooled investment vehicles with $939 million in total assets under management.
·19  other accounts with $4,096 million in total assets under management of which one account with $561 million in assets may be subject to a performance fee.

Jed S. Fogdall
·40  U.S. registered mutual funds with $45,275 million in total assets under management.
·5   unregistered pooled investment vehicles with $939 million in total assets under management.
·19 other accounts with $4,096 million in total assets under management of which one account with $561 million in assets may be subject to a performance fee.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and other accounts.  Other accounts include registered mutual funds (other than the Portfolio), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”).  An Account may have a similar investment objective to the Portfolio or an Underlying Fund, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by the Portfolio or an Underlying Fund.  Actual or apparent conflicts of interest include:

·
Time Management.  The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account.  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

·
Investment Opportunities.  It is possible that at times identical securities will be held by more than one portfolio and/or Account.  However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts.  To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

·
Broker Selection.  With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with the Advisor’s duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

·
Performance-Based Fees.  For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

·
Investment in an Account.  A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981.  Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

CODE OF ETHICS

The Fund, the Trust, DEM, the Advisor, DFA Australia Limited, DFA Fund Advisors Ltd. and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Underlying Funds.  The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolio and Underlying Funds, and their shareholders with respect to any personal trading of securities.  Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by the Portfolio or an Underlying Fund unless their proposed purchases are approved in advance.  The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares.  Each share of common stock represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the portfolio of shares that they hold, except as otherwise required by applicable law.  If liquidation of the Fund should occur, shareholders would be entitled to receive, on a per class basis, the assets of the particular portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio.  Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law.  The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter, including the removal of one or more directors.  Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

Because the Portfolio has not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolio as of the date of this SAI.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed.  However, no purchases by wire may be made on any day that the Federal Reserve System is closed.  The Fund will generally be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day.  Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.  Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a reimbursement fee.  Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio.  Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment:  (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of the Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent.  The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer.  The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.”  As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in the Portfolio.  Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

The Portfolio invests in Underlying Funds each of which seeks to be classified for federal income tax purposes either as a (1) partnership or (2) corporation that qualifies as a regulated investment company.  Due to the differing rules that apply to partnerships and regulated investment companies, the federal tax classification of an Underlying Fund could affect the amount, timing or character of the income distributed to Portfolio shareholders.

Unless otherwise indicated, the discussion below with respect to the Portfolio includes its pro rata share of the income and assets of its Underlying Funds.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio intends to elect and qualify each year as a “regulated investment company” under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company.  In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

·
Distribution Requirement ¾the Portfolio must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Portfolio after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

·
Income Requirement ¾the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

·
Asset Diversification Test ¾the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements.  See, “Investment in Complex Securities” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax.  In addition, any such under-distribution of income might cause the Portfolio to fail to satisfy the Income Requirement and thereby not qualify as a regulated investment company for such taxable year.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. It is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because the Portfolio with a high turnover rate is likely to generate more short-term and less long-term capital gain or loss than a comparable portfolio with a low turnover rate.  Any such higher taxes would reduce the Portfolio’s after-tax performance.

Capital loss carryovers.  For federal income tax purposes, the Portfolio is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on, or distribute, such gains that are offset by the losses. However, the amount of capital losses that can be carried forward and used in any single year may be limited if the Portfolio experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of a fund increase their aggregate holdings by more than 50% over a three-year period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another Portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.  Also, proration rules under Code Sections 381 and 382 may apply to further limit the use of any capital  loss carryovers in the short period following a reorganization of two or more Portfolios.  The effect of these and other rules may be to disallow the use by the Portfolio of all or a part of its own capital loss carryovers to offset its own capital gains as well as those of the other Portfolio in the case of a reorganization of two Portfolios, or vice versa, thereby materially reducing the tax benefits Portfolio shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year.  The Portfolio currently intends to distribute net capital gains.  If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Fund-of-fund corporate structures.  The Portfolio invests in Underlying Funds one or more of which may be classified as a regulated investment company (“RIC Underlying Fund”).  Distributions by a RIC Underlying Fund, redemptions of shares in a RIC Underlying Fund, and changes in asset allocations by the Portfolio may result in taxable distributions to Portfolio shareholders of ordinary income or capital gains.  If shares of a RIC Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of the RIC Underlying Fund (whether pursuant to a rebalancing of its assets by the Portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares.  Also, the Portfolio: (a) is not eligible to pass-through to shareholders foreign tax credits from a RIC Underlying Fund that pays foreign income taxes (see, “Investment in Foreign Securities ─Pass-through of foreign tax credits” below); (b) is not eligible to pass-through to shareholders exempt-interest dividends from a RIC Underlying Fund; (c) will not be able to currently offset gains realized by a RIC Underlying Fund in which it invests against losses realized by another Underlying Fund, and (c) dividends paid by the Portfolio from interest earned by a RIC Underlying Fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, “U.S. Government Securities” below).  However, the Portfolio is eligible to pass-through to shareholders qualified dividends earned by a RIC Underlying Fund  (see, “Qualified Dividend Income for Individuals” and “Dividends Received Deduction for Corporations” below).

Excise tax distribution requirements.  To avoid a 4% federal excise tax, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year;  98% of its capital gain net income  earned during the twelve-month period ending October 31; and 100% of any undistributed  amounts from the prior year. The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Foreign income tax.  Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.  Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders.  See “Investment in Foreign Securities – Pass-through of foreign tax credits” below.

Distributions of Net Investment Income

The Portfolio receives or derives income generally in the form of dividends and interest on its investments.  This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities.  The Portfolio may also derive capital gains through its redemption of shares of in a RIC Underlying Fund.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

If the Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder's cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investment in Foreign Securities

The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes on the Portfolio and/or its shareholders.  Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you.

Pass-through of foreign tax credits.  If at the end of its fiscal year more than 50% in value of the total assets of the Portfolio, including those attributable to the Portfolio from the Underlying Funds classified as partnerships, are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes treated as paid by the Portfolio.  If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated by the Portfolio as ordinary income for federal income tax purposes.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you.  This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities.  The Portfolio or its Underlying Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income.  When investing in PFIC securities, the Portfolio (or Underlying Fund) intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio (or Underlying Fund, and, in turn, the Portfolio) is required to distribute, even though it has not sold or received dividends from these securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio.  In addition, if the Portfolio (or Underlying Fund) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Underlying Fund classified as a corporation) may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed to shareholders as a taxable dividend.  Additional charges in the nature of interest may be imposed on the Portfolio (or Underlying Fund classified as a corporation) in respect of deferred taxes arising from such distributions or gains.  Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio.  Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Sales, Exchanges and Redemptions of Portfolio Shares

In general.  If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes.  If you redeem your Portfolio shares, the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting.  Under the Emergency Economic Stabilization Act of 2008, the Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Portfolio, subject to certain exceptions.  This cost basis reporting requirement is effective for shares purchased in the Portfolio on or after January 1, 2012.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

U.S. Government Securities

To the extent the Portfolio (or an Underlying Fund classified as a partnership) invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio or the Underlying Fund.  To the extent a RIC Underlying Fund invests in U.S. government obligations, dividends derived from interest on these obligations and paid to the Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax.  The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by the Portfolio may be qualified dividend income, which is eligible for taxation at long-term capital gain rates.  Qualified dividend income means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (PFICs), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment.  When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolio with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction.  The portion of dividends paid by the Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Portfolio if the Portfolio was a regular corporation.  Dividends paid by the Portfolio from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers are not expected to qualify for the corporate dividends-received deduction.  Because the income of each Underlying Fund is derived primarily from foreign issuers, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Portfolio to another portfolio will be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties.  If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds.  If the selling and purchasing funds include funds classified as a corporation and a partnership, they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds.

Investment in Complex Securities

The Portfolio (through the Underlying Funds) may invest in complex securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether gains or losses recognized by the Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, defer the Portfolio’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s, foreign investments.  In turn, these rules may affect the amount, timing and/or tax character of the Portfolio’s income and, in turn, of the income distributed to you.

Derivatives.  The Portfolio may invest in certain options, futures and foreign currency contracts.  If the Portfolio makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses.  In determining its net income for excise tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending.  While securities are loaned out by the Portfolio, the Portfolio will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Short sales.  The Portfolio’s entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

Tax straddles.  The Portfolio’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause the Portfolio to hold offsetting positions in securities.  If the Portfolio's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

Convertible debt.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made a current inclusion election to accrue market discount into income as it accrues. If the Portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, the Portfolio’s investment in such securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, the Portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for the Portfolio. Tax rules are not entirely clear about issues such as whether and to what extent the Portfolio should recognize market discount on a debt obligation, when the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent the Portfolio may take deductions for bad debts or worthless securities and how the Portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Credit default swap agreements.  The Portfolio may be permitted to enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects.  Accordingly, while the Portfolio intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment.  The Portfolio intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Portfolio to qualify as a regulated investment company may limit the extent to which the Portfolio will be able to engage in credit default swap agreements.

Investment in U.S. REITs.  A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits.  Capital gain dividends paid by a U.S. REIT to the Portfolio will be treated as long term capital gains by the Portfolio and, in turn, may be distributed by the Portfolio to its shareholders as a capital gain distribution.  Such Portfolio's investment in a U.S. REIT may require the Portfolio to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so).  The Portfolio's investment in a U.S. REIT may at other times result in the Portfolio's receipt of cash in excess of the U.S. REIT's earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for federal income tax purposes.  If a U.S. REIT is operated in a manner that fails to qualify as a U.S. REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Investment in Complex Securities ¾ Investment in taxable mortgage pooling vehicles (excess inclusion income)” and “Non-U.S. Investors ¾Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Portfolio’s pro rata share of any such taxes will reduce the Portfolio’s return on its investment.  The Portfolio’s investment in a non U.S. REIT may be considered an investment in a PFIC, as discussed above in “Investment in Foreign Securities- PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Investment in Foreign Securities.”  Also, the Portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pooling vehicles (excess inclusion income).  The Portfolio may invest in U.S. REITs  that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in the Portfolio, then the Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  While the Portfolios do not intend to invest in U.S. REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that the Portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to any Portfolio that receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to the Portfolio because it has a non-REIT strategy. Shareholders should talk to their tax advisors about the potential tax consequences of the Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character.   The Portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio generally must withhold a portion of your taxable dividends and sales proceeds unless you:

·	provide your correct social security or taxpayer identification number,
·	certify that this number is correct,
·	certify that you are not subject to backup withholding, and
·	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a  Portfolio.  Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a  Portfolio from its net long-term capital gains, and with respect to taxable years of the Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your  Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend designated by the Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of a  Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), a short-term capital gain dividend designated by a  Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  With respect to taxable years of the Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), dividends designated by the Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by the Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a  Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Portfolio to designate, and the Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income.  Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property.  The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S. REIT). The sale of a U.S. real property interest (USRPI) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain.  The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

·
The RIC is classified as a qualified investment entity.  A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

·	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.
·
If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

·	In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends paid by the Portfolio before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after this date, the Portfolio’s distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax.  As of the date of this Registration Statement, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the U.S. federal estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to  Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e.,  Portfolio shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, a  Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to  Portfolio shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a  Portfolio at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of a  Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a  Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and DEM, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.  The Voting Guidelines are largely based on those developed by Risk Metrics Group, Inc. (“RMG”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines.  A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process.  The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee.  The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Underlying Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolio and Underlying Funds as understood by the Advisor at the time of the vote.  Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines.  Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines.  Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process.  However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio or Underlying Funds, and the interests of the Advisor or its affiliates.  If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of RMG), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolio or Underlying Funds.  To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Portfolio or an Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund or DEM, or the Board of Trustees of the Trust, as applicable.

The Advisor will usually vote proxies in accordance with the Voting Guidelines.  The Voting Guidelines provide a framework for analysis and decision-making; however, the Voting Guidelines do not address all potential issues.  In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Underlying Fund would be served by such a vote.  In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee.  To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Underlying Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio or Underlying Fund and which seeks to maximize the value of the Portfolio’s or Underlying Fund’s investments.  In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Underlying Fund to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best interest of the Portfolio or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting.  For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes.  It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted.  The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Underlying Fund’s investment and that it is in the Portfolio’s or Underlying Fund’s best interests to do so.  In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions.  The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or Underlying Fund associated with voting.  The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country.  The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio-by-portfolio and country-by-country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.  In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Portfolio or Underlying Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor, the Fund, DEM and the Trust have retained Institutional Shareholder Services, Inc. (“ISS”), which was acquired by RMG, to provide certain services with respect to proxy voting.  RMG provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolio and Underlying Funds; and provides reports concerning the proxies voted.  In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines.  Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how the Portfolio and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect:  (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information.  The Advisor has determined that the Policy and its procedures:  (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio, and (2) appropriately address the potential for material conflicts of interest.

 Disclosure of Holdings Information as Required by Applicable Law.  Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules, and regulations.

Disclosure of Holdings Information to Recipients.  Each of the Advisor’s Chairman, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who:  (i) specifically request the more current non-public Holdings Information, and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”).  Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information.  Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio’s trading strategies or pending portfolio transactions.  The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.  Designated Persons may also approve the distribution of Holdings Information for the Portfolio more frequently or at a period other than as described above.

As of January 31, 2010, the Advisor and the Portfolio had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
Citibank, N.A.	Fund Custodian	Daily
BNY Mellon Investment Servicing (US) Inc.	Fund Administrator, Accounting Agent, and Transfer Agent	Daily
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
Pricing Service Vendor	Fair value information services	Daily
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly, or daily basis, or upon request, in order to perform their business functions.  None of the Portfolio, the Advisor, or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS, or any affiliated person of the Fund, the Advisor, or DFAS, on the other.  In order to protect the interests of shareholders and the Portfolio, and to ensure no adverse effect on shareholders in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest.  If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that:  (1) the Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements.  The Chief Compliance Officer also is responsible for ongoing monitoring of the distribution and use of non-public Holdings Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement.  Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by:  (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy.  The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation.  No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy.  In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Advisor, or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions.  “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information.  However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

Because the Portfolio had not commenced operations as of October 31, 2009, the annual reports of the Fund for the fiscal year ended October 31, 2009 do not contain any data regarding the Portfolio.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations that track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

APPENDIX

Concise Summary of 2010 U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2010

In order to provide greater analysis on shareholder meetings involving companies of which the Advisor’s clients have a significant aggregate holding, the Advisor has elected to receive research reports for certain meetings, as indicated below, from one or both of Glass Lewis and Proxy Governance, Inc. (“PGI”) in addition to RiskMetrics Group Inc. (“RMG”) (each, a “Proxy Service Provider”).

Specifically, the Advisor will obtain research from one or more Proxy Service Providers in addition to RMG for shareholder meetings where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues; or Compensation Issues about which the Advisor has been contacted by the solicitor, the issuer or a third party.  Additionally, the Advisor will obtain research from one or more Proxy Service Providers to supplement research from RMG for any shareholder meeting that involves a proxy contest.  Finally, regardless of whether the Advisor’s clients hold a significant aggregate holding in the issuer, the Advisor may seek research from additional Proxy Service Providers for meetings involving compensation issues where the Advisor has been contacted by the solicitor, the issuer or a third party and the Advisor, in its discretion, has deemed that additional research is warranted.

Where research is obtained from multiple Proxy Service Providers in accordance with these Guidelines, the Advisor will first review the research reports obtained from RMG and Glass Lewis.1  If the research reports from RMG and Glass Lewis agree, the Advisor will vote accordingly.  If the research reports from RMG and Glass Lewis are inconsistent, the Advisor will obtain research from PGI and vote in line with the majority position based on the information from the three Proxy Service Providers.  For any meeting where research is available only from RMG and one other Proxy Service Provider and the reports do not agree, the Advisor will vote in line with the RMG recommendation.

1. Routine/Miscellaneous:
Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:
·	An auditor has a financial interest in or association with the company, and is therefore not independent;
·	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
·	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
·	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
·	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

2. Board of Directors:
Votes on director nominees should be determined on a CASE-BY-CASE basis.
Four fundamental principles apply when determining votes on director nominees:
·	Board Accountability
·	Board Responsiveness
·	Director Independence
·	Director Competence

Board Accountability

Problematic Takeover Defenses

1 For any meeting where multiple reports are to be obtained and for which Glass Lewis has not issued a report, the Advisor will obtain research from PGI, if available.

VOTE WITHHOLD/AGAINST2 the entire board of directors (except new nominees3, who should be considered on a CASE-by-CASE basis), if:
·
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

·	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;
·
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

·	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
·
The date of the pill‘s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

·	The issuer‘s rationale;
·	The issuer's governance structure and practices; and
·	The issuer's track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
·	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
·	The company receives an adverse opinion on the company’s financial statements from its auditor; or
·
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:
·
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices
VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
·	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);
·	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm's equity plan;
·	The company fails to submit one-time transfers of stock options to a shareholder vote;
·	The company fails to fulfill the terms of a burn rate commitment made to shareholders;
·	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Other Problematic Governance Practices
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

2 In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

3 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

·
The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

·
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

-	A classified board structure;
-	A supermajority vote requirement;
-	Majority vote standard for director elections with no carve out for contested elections;
-	The inability for shareholders to call special meetings;
-	The inability for shareholders to act by written consent;
-	A dual-class structure; and/or
-	A non-shareholder approved poison pill.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
·	Material failures of governance, stewardship, or fiduciary responsibilities at the company;
·	Failure to replace management as appropriate; or
·
Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:
·
The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

·
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

·	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or
·
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:
·	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
·	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
·	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
·	The full board is less than majority independent.
Director Competence

Vote AGAINST or WITHHOLD from individual directors who:
·
Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

-	Degree to which absences were due to an unavoidable conflict;
-	Pattern of absenteeism; and
-	Other extraordinary circumstances underlying the director’s absence;
·	Sit on more than six public company boards;4
·	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

4 Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

Voting for Director Nominees in Contested Elections5

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
·	Long-term financial performance of the target company relative to its industry;
·	Management’s track record;
·	Background to the proxy contest;
·	Qualifications of director nominees (both slates);
·	Strategic plan of dissident slate and quality of critique against management;
·	Likelihood that the proposed goals and objectives can be achieved (both slates);
·	Stock ownership positions.
Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
·
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
-	serves as liaison between the chairman and the independent directors;
-	approves information sent to the board;
-	approves meeting agendas for the board;
-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
-	has the authority to call meetings of the independent directors;
-	if requested by major shareholders, ensures that he is available for consultation and direct communication;
·	Two-thirds independent board;
·	All independent key committees;
·	Established governance guidelines;
·
A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

·	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
-	Egregious compensation practices;
-	Multiple related-party transactions or other issues putting director independence at risk;
-	Corporate and/or management scandals;
-	Excessive problematic corporate governance provisions; or
-	Flagrant board or management actions with potential or realized negative impact on shareholders.

3. Shareholder Rights & Defenses:6
Net Operating Loss (NOL) Protective Amendments

For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:
·
The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in  a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

·	The value of the NOLs;
·	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
·
The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns;  and

·	Any other factors that may be applicable.

5 The Advisor will obtain and review research from RMG and one or more other Proxy Service Providers for all contested elections and will in most cases vote in accordance with the majority recommendation of the Proxy Service Providers.

6 Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

·	Shareholders have approved the adoption of the plan; or
·
The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

·	No lower than a 20% trigger, flip-in or flip-over;
·	A term of no more than three years;
·	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
·
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)

Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:

·	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);
·	The value of the NOLs;
·	The term;
·	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
·
The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

·	Any other factors that may be applicable.
Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

·	Shareholders’ current right to call special meetings;
·	Minimum ownership threshold necessary to call special meetings (10% preferred);
·	The inclusion of exclusionary or prohibitive language;
·	Investor ownership structure; and
·	Shareholder support of and management’s response to previous shareholder proposals.
Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

·	Ownership structure;
·	Quorum requirements; and
·	Supermajority vote requirements.

4. Capital/Restructuring:7
Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

·	Past Board Performance:
o	The company’s use of authorized shares during the last three years;
o	One- and three-year total shareholder return; and
o	The board’s governance structure and practices;
·	The Current Request:
o	Disclosure in the proxy statement of the specific reasons for the proposed increase;
o
The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

o	Risks to shareholders of not approving the request.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

·	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;
o	One- and three-year total shareholder return; and
o	The board’s governance structure and practices;
·	The Current Request:
o	Disclosure in the proxy statement of specific reasons for the proposed increase;
o
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

o	Whether the shares requested are blank check preferred shares, and whether they are declawed.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.

Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
·
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

·	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
·
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

·
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

·
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

·
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

7 Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

5. Compensation:8
Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

·	The total cost of the company’s equity plans is unreasonable;
·	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
·
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

·	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;
·
Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

·	The plan is a vehicle for problematic pay practices.

8 Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.  Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

Other Compensation Proposals and Policies

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices- dissatisfaction with compensation practices can be expressed by voting against the MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on which to express the dissatisfaction, then the secondary target will be members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal; then vote withhold or against compensation committee member (or, if the full board is deemed accountable, to all directors). If the negative factors impact equity-based plans, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
·	There is a misalignment between CEO pay and company performance (pay for performance);
·	The company maintains problematic pay practices;
·	The board exhibits poor communication and responsiveness to shareholders.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
·
Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A).  Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

·
Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

·
Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
·	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and
·
Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment.  Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return.  Also consider the mix of performance-based compensation relative to total compensation.  In general, standard stock options or time-vested restricted stock are not considered to be performance-based.  If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program.  The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
·	Problematic practices related to non-performance-based compensation elements;
·	Incentives that may motivate excessive risk-taking; and
·	Options Backdating.
Non-Performance based Compensation Elements
Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.
While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:
·	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;
·	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;
·	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;
·
Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”);

·	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)
·	Dividends or dividend equivalents paid on unvested performance shares or units;
·	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or
·
Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).

Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
·	Guaranteed bonuses;
·	A single performance metric used for short- and long-term plans;
·	Lucrative severance packages;
·	High pay opportunities relative to industry peers;
·	Disproportionate supplemental pensions; or
·	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
·	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
·	Duration of options backdating;
·	Size of restatement due to options backdating;
·	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
·	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:

·	Poor disclosure practices, including:
-	Unclear explanation of how the CEO is involved in the pay setting process;
-	Retrospective performance targets and methodology not discussed;
-	Methodology for benchmarking practices and/or peer group not disclosed and explained.
·	Board’s responsiveness to investor input and engagement on compensation issues, for example:
-	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
·	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
·	Rationale for the re-pricing--was the stock price decline beyond management's control?
·	Is this a value-for-value exchange?
·	Are surrendered stock options added back to the plan reserve?
·	Option vesting--does the new option vest immediately or is there a black-out period?
·	Term of the option--the term should remain the same as that of the replaced option;
·	Exercise price--should be set at fair market or a premium to market;
·	Participants--executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal.  The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.  Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule.  Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program.  Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:
·	If the company has adopted a formal recoupment bonus policy;
·	If the company has chronic restatement history or material financial problems; or
·	If the company’s policy substantially addresses the concerns raised by the proponent.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
·	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines, or
-	A holding period requirement coupled with a significant long-term ownership requirement, or
-	A meaningful retention ratio,
·	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
·	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
6. Social/Environmental Issues:
Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

2010 International Proxy Voting Guidelines Summary

Effective for Meetings on or after Feb. 1, 2010
In order to provide greater analysis on shareholder meetings involving companies of which the Advisor’s clients have a significant aggregate holding, the Advisor has elected to receive research reports for certain meetings, as indicated below, from one or both of Glass Lewis and Proxy Governance, Inc. (“PGI”) in addition to RiskMetrics Group Inc. (“RMG”) (each, a “Proxy Service Provider”).

Specifically, the Advisor will obtain research from one or more Proxy Service Providers in addition to RMG for shareholder meetings where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Election of Labor Representatives, Mandatory Takeover Bid Waivers/Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Related Party Transactions; or Compensation Issues about which the Advisor has been contacted by the solicitor, the issuer or a third party.  Additionally, the Advisor will obtain research from one or more Proxy Service Providers to supplement research from RMG for any shareholder meeting that involves a proxy contest.  Finally, regardless of whether the Advisor’s clients hold a significant aggregate holding in the issuer, the Advisor may seek research from additional Proxy Service Providers for meetings involving compensation issues where the Advisor has been contacted by the solicitor, the issuer or a third party and the Advisor, in its discretion, has deemed that additional research is warranted.

Where research is obtained from multiple Proxy Service Providers in accordance with these Guidelines, the Advisor will first review the research reports obtained from RMG and Glass Lewis.9  If the research reports from RMG and Glass Lewis agree, the Advisor will vote accordingly.  If the research reports from RMG and Glass Lewis are inconsistent, the Advisor will obtain research from PGI and vote in line with the majority position based on the information from the three Proxy Service Providers.  For any meeting where research is available only from RMG and one other Proxy Service Provider and the reports do not agree, the Advisor will vote in line with the RMG recommendation.

1. Operational Items

Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
·	There are concerns about the accounts presented or audit procedures used; or
·	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
·	There are serious concerns about the accounts presented or the audit procedures used;
·	The auditors are being changed without explanation; or
·	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
·	There are serious concerns about the statutory reports presented or the audit procedures used;
·	Questions exist concerning any of the statutory auditors being appointed; or
·	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

9 For any meeting where multiple reports are to be obtained and for which Glass Lewis has not issued a report, the Advisor will obtain research from PGI, if available.

Vote FOR approval of the allocation of income, unless:
·	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
·	The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections
Vote FOR management nominees in the election of directors, unless:
·	Adequate disclosure has not been provided in a timely manner;
·	There are clear concerns over questionable finances or restatements;
·	There have been questionable transactions with conflicts of interest;
·	There are any records of abuses against minority shareholder interests; or
·	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors,10 e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives11 if they sit on either the audit or compensation committee and are required by law to be on those committees.
Vote AGAINST employee and/or labor representatives12 if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

10 The Advisor will obtain and review research from RMG and one or more other Proxy Service Providers for all contested elections and will in most cases vote in accordance with the majority recommendation of the Proxy Service Providers.

11 Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

12 Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

·	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or
·	Failure to replace management as appropriate; or
·	Egregious actions related to the director(s)‟ service on other boards that raise substantial doubt about
·	his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the International Classification of Directors on the following page.]

RMG Classification of Directors – International Policy 2010

Executive Director
• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;
• Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);
• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
• Relative[1] of a current employee of the company or its affiliates;
• Relative[1] of a former executive of the company or its affiliates;
• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
• Founder/co-founder/member of founding family but not currently an employee;
• Former executive (5 year cooling off period);
• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
• Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.
Independent NED
• No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:
[1]  “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2]  Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3]  If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction). For Central and Eastern European countries: A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 percent.

[4]  For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.
[5]  For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
·
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

·
Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

·	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation13
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.

Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure14

Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

13  Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.  Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

14  Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
·	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or
·	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
·	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);
·	Duration does not exceed 18 months.
For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
·	The repurchase can be used for takeover defenses;
·	There is clear evidence of abuse;
·	There is no safeguard against selective buybacks;
·	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

·	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;
·	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other Items

Reorganizations/Restructurings15
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions16
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

·	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
·	While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.
·	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.
·	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
·	Management should also have a favorable track record of successful integration of historical acquisitions.
·
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

·
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers17
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions18
Vote related-party transactions on a CASE-BY-CASE basis.

15  Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

16  Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

17  Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

18  Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following: -
·	the parties on either side of the transaction;
·	the nature of the asset to be transferred/service to be provided;
·	the pricing of the transaction (and any associated professional valuation);
·	the views of independent directors (where provided);
·	the views of an independent financial adviser (where appointed);
·	whether any entities party to the transaction (including advisers) is conflicted; and
·	the stated rationale for the transaction, including discussions of timing.
If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, RMG may recommend against the election of the director involved in the related-party transaction or the full board.

Compensation Plans19
Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms20
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues
Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

19 Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.  Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

20  Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

DFA INVESTMENT DIMENSIONS GROUP INC. (119/120)

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)	Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                      2-73948 and 811-3258.

Filing Date:                      December 14, 2009.

(2)	Articles Supplementary filed with the Maryland State Secretary of State on July 14, 2010 re: the allocation and classification of shares.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.a.2

(b)	By-Laws.
Amended and Restated By-Laws of the Registrant

Incorporated herein by reference to:

Filing:                      Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:                      2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(c)	Instruments Defining the Rights of Security holders.
(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987 re: the:
*           DFA Five-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      March 20, 1998.

(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994, amended October 18, 1996 re: the:
*	VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:
*	DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
*	Large Cap International Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(e)	Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992, amended December 20, 1996
*           DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
*           DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA International Small Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(l)	Form of Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
*           International Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);

*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and

*           Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name changes:
*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio

*	Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(2)	Addendum Number Two re: the reflection of the following name changes:
*	Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:
*           DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*           U.S. Core Equity 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*           U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*           International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*           U.S. Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:
*           DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 5, 2006.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA California Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 12, 2007.

(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           T.A. U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 12, 2007.

(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	April 24, 2007.

(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           CSTG&E U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 8, 2007.

(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 8, 2007.

(cc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 10, 2008.

(dd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 10, 2008.

(ee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(ff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 13, 2007.

(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*           DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 100/101 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 8, 2008.

(hh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA International Value Ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 105/106 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	April 9, 2008.

(ii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 107/108 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 9, 2008.

(jj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Micro Cap Portfolio
Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(kk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Small Cap Portfolio
Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(ll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(mm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Small Cap Value Portfolio
Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(nn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(oo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(pp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(qq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(rr)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Continental Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(ss)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Emerging Markets Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(tt)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(uu)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(vv)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           LWAS/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(ww)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(xx)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Tax-Managed U.S. Marketwide Value Portoflio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(yy)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(zz)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(aaa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(bbb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(ccc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           World ex U.S. Value Portfolio
Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      June 1, 2010.

(2)	Sub-advisory Agreements.
(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*           VA International Small Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*           VA International Small Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 17, 2007.

(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 26, 2008.

(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 26, 2008.

(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	June 23, 2008.

(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	June 23, 2008.

(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 23, 2008.

(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 23, 2008.

(w)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(x)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*           DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(y)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(z)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(aa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(bb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(cc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(dd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(ee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           Large Cap International Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(ff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           Large Cap International Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            February 25, 2010.

(gg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(hh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(ii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(jj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             February 25, 2010.

(kk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*	World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:            June 1, 2010.

(ll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*	World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:             June 1, 2010.

(e)	Underwriting Contracts.
(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Plans.
Not Applicable.

(g)	Custodian Agreements.
(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:
*           Enhanced U.S. Large Company Portfolio;

*           DFA Two-Year Corporate Fixed Income Portfolio; and

*           DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registration Statement of the Registrant on form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(2)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:
*	U.S. 9-10 Small Company Portfolio;

*	U.S. Large Company Portfolio;

*	DFA One-Year Fixed Income Portfolio;

*	DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and

*	DFA Five-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(a)	Addendum Number One re: the addition of:
*           Tax-Managed U.S. 5-10 Portfolio

*           Tax-Managed U.S. 6-10 Small Company Portfolio

*           Tax-Managed International Value Portfolio

*           Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;

*           Tax-Managed U.S. 5-10 Value Portfolio X;

*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*           Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;

*           HD U.S. Large Company Portfolio;

*           LD U.S. Marketwide Value Portfolio; and

*           HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio; and the reflection of the following name changes:

*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(h)	Addendum Number Eight re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(i)	Form of Addendum Number Nine re: the addition of the:
*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2005.

(j)	Addendum Number Ten re: the addition of the:
*	U.S. Core Equity 1 Portfolio;

*	U.S. Core Equity 2 Portfolio;

*	U.S. Vector Equity Portfolio;

*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(h)	Other Material Contracts.
(1)	Transfer Agency Agreement.
Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(a)	Addendum Number One
Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;

*           Tax-Managed U.S. 5-10 Value Portfolio X;

*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*           Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;

*           HD U.S. Large Company Portfolio;

*           LD U.S. Marketwide Value Portfolio; and

*           HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio and the reflection of the following name changes:

*           LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

*           HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:
*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:
*	U.S. Core Equity 1 Portfolio;

*	U.S. Core Equity 2 Portfolio;

*	U.S. Vector Equity Portfolio;

*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(l)	Form of Addendum Number Fourteen re: the addition of the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(2)	Administration and Accounting Agreement
Administration and Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation (“PFPC”) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 20, 1998.

(a)	Addendum Number One
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio X;

*           Tax-Managed U.S. 5-10 Value Portfolio X;

*           Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*           Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*           LD U.S. Large Company Portfolio;

*           HD U.S. Large Company Portfolio;

*           LD U.S. Marketwide Value Portfolio; and

*           HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

*           LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

*           HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*           DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:
*           Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:
*	U.S. Core Equity 1 Portfolio;

*	U.S. Core Equity 2 Portfolio;

*	U.S. Vector Equity Portfolio;

*	International Core Equity Portfolio;

and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	September 13, 2005.

(l)	Form of Addendum Number Seventeen re: the addition of the:
*           Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	August 4, 2006.

(3)	Administration Agreements.
Administration Agreements between the Registrant and DFA.
(a)	Dated January 6, 1993 re: the
*	DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999

(b)	Dated August 8, 1996 re: the:
*           Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(c)	Dated August 8, 1996 re: the
*           United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(d)	Dated August 8, 1996 re: the
*           Continental Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(e)	Form of Amended and Restated Administration Agreement dated March 30, 2006 re: the:
*           U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2006.

(f)	Dated August 8, 1996 re: the
*           Asia Pacific Rim Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

                                                                (1)      Addendum Number One re: the reflection of the following name change:
                                                              *         Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2006.

(g)	Dated January 6, 1993 re: the
*           U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(h)	Dated January 6, 1993 re: the:
*	U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(i)	Dated January 6, 1993 re: the:
*           U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(j)	Dated February 8, 1996 re: the
*	RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(k)	Dated March 30, 1994 re:
*           Emerging Markets Portfolios

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(l)	Dated February 8, 1996 re: the:
*           Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(m)	Dated February 8, 1996 re: the
*           DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(n)	Dated August 8, 1996 re: the:
*           International Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(o)	Dated December 19, 1996 re: the:
*           Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(p)	Dated November 30, 1997 re: the:
*           U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Form of Addendum Number One re: the reflection of the following name change:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the

Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 23, 2001.

(q)	Form of Amended and Restated dated October 5, 1999 re: the:
*           U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 30, 2007.

(r)	Dated November 30, 1997 re: the:
*           Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(s)	Dated December 8, 1998 re: the:
*           Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(t)	Form of Dated August 1, 2001 re: the:
*           Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	May 18, 2001.

(1)	Addendum Number One re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the

Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	July 30, 2002.

(4)	Other.
(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:
*	RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the

Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 26, 2001.

(d)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA California Short-Term Municipal Bond Portfolio

*           TA U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(e)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           Emerging Markets Core Equity Portfolio

*           U.S. Core Equity 1 Portfolio

*           U.S. Core Equity 2 Portfolio

*           U.S. Vector Equity Portfolio

*           International Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(f)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	U.S. Large Company Portfolio

*	U.S. Targeted Value Portfolio

*	International Small Company Portfolio

*	Japanese Small Company Portfolio

*	United Kingdom Small Company Portfolio

*	Continental Small Company Portfolio

*	Asia Pacific Small Company Portfolio (formerly, Pacific Rim Small Company Portfolio)

*	Tax-Managed U.S. Equity Portfolio

*	DFA Short-Term Municipal Bond Portfolio

*	DFA Inflation-Protected Securities Portfolio

*	Emerging Markets Social Core Equity Portfolio

*	DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(g)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(h)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(i)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           International Vector Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(j)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*           DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(k)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 112/113 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	November 26, 2008.

(l)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 113/114 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 23, 2008.

(m)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           Enhanced U.S. Large Company Portfolio

*           U.S. Large Cap Value Portfolio

*           U.S. Small Cap Value Portfolio

*           DFA International Value Portfolio

*           Emerging Markets Portfolio

*           Emerging Markets Value Portfolio

*           DFA One-Year Fixed Income Portfolio

*           DFA Two-Year Global Fixed Income Portfolio

*           DFA Real Estate Securities Portfolio

*           Large Cap International Portfolio

*           DFA Five-Year Government Portfolio

*           DFA Five-Year Global Fixed Income Portfolio

*           DFA Intermediate Government Fixed Income Portfolio

 Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(n)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           U.S. Sustainability Core 1 Portfolio

*           International Sustainability Core 1 Portfolio

*           DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(o)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           TA World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(p)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*           DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	February 27, 2009.

(q)	Form of Fee Waiver Agreement between the Registrant and DFA re:
*           World ex U.S. Value Portfolio
Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      June 1, 2010.

(i)	Legal Opinion.
(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.i.1.

(j)	Other Opinions.
(1)	Consent of PricewaterhouseCoopers
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:                      February 25, 2010.

(2)	Consent of PricewaterhouseCoopers LLP re LWAS/DFA International High Book to Market Portfolio.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 53/54 to Dimensional Investment Group Inc.’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	March 28, 2008.

(k)	Omitted Financial Statements.
Not applicable.

(l)	Initial Capital Agreements.
Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.
Not Applicable

(n)	Plans pursuant to Rule 18f-3.
(1)	Multiple Class Plan Pursuant to Rule 18f-3
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 95/96 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	October 10, 2007.

(o)	Powers-of-Attorney.
(1)
On behalf of the Registrant, Power-of-Attorney dated as of December 18, 2009, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 116/117 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 22, 2009.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 18, 2009, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 116/117 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 22, 2009.

(3)
On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated as of December 18, 2009, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 116/117 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	December 22, 2009.

(p)	Codes of Ethics.
(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.

Filing Date:	January 29, 2004.

ITEM 29.               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 30.               INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)
Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA International Value ex Tobacco Portfolio and DFA Intermediate-Term Extended Quality Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 7 Down Street London W1J7AJ, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.                      PRINCIPAL UNDERWRITERS.

(a)
DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President and Chief Learning Officer

Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Kenneth Elmgren	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Eugene F. Fama, Jr.	Vice President	Vice President
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Glenn S. Freed	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Kristina M. LaRusso	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President
Apollo D. Lupesco	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Christian Newton	Vice President	Vice President
Gerard K. O’Reilly	Vice President	Vice President
Daniel C. Ong	Vice President	Vice President
Carmen Palafox	Vice President	Vice President
Sonya K. Park	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Ted Randall	Vice President	Vice President
Eduardo A. Repetto	Vice President and Chief Investment Officer	Vice President and Chief Investment Officer
L. Jacobo Rodriguez	Vice President	Vice President

David E. Schneider	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Bradley G. Steiman	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Sunil Wahal	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Daniel M. Wheeler	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
David G. Booth	Chairman, Director, President and Chief Executive Officer	Not Applicable
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

BNY Mellon Investment Servicing	301 Bellevue Parkway, Wilmington, DE 19809
ITEM 34.                      MANAGEMENT SERVICES.

None.

ITEM 35.                      UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 119/120 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 16th day of August, 2010.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:/s/David G. Booth *
David G. Booth, President
(Signature and Title)
Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 119/120 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Title Date

/s/ David G. Booth * President, Director, August 16, 2010
David G. Booth Chairman and Co-Chief
Executive Officer

/s/Eduardo A. Repetto * Director, Co-Chief August 16, 2010
Eduardo A. Repetto Executive Officer and
Chief Investment Officer

/s/ David R. Martin * Chief Financial August 16, 2010
David R. Martin Officer, Treasurer
and Vice President

/s/ George M. Constantinides * Director August 16, 2010
George M. Constantinides

/s/ John P. Gould * Director August 16, 2010
John P. Gould

/s/ Roger G. Ibbotson * Director August 16, 2010
Roger G. Ibbotson

/s/ Myron S. Scholes * Director August 16, 2010
Myron S. Scholes

/s/ Abbie J. Smith * Director August 16, 2010
Abbie J. Smith

* By: /s/ Catherine L. Newell
Catherine L. Newell
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Exhibit No.	Description
28.a.2	Articles Supplementary
28.i.1	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP